Inventories	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Inventories
6	Inventories

	December 31,	December 31,
	2019	2018
	$	$
Stockpiles	4,096	1,074
Concentrates	4,376	4,476
Supplies and spare parts	17,581	16,436
	26,053	21,986

Cost of sales are comprised of production costs of sales and depletion, depreciation and amortization, and represent the cost of inventories recognized as an expense for the years ended December 31, 2019 and 2018 of $171,276 and $146,589, respectively. Supplies and spare parts inventory as at December 31, 2019 is stated net of a provision of $3,632 (2018 - $3,331) to write inventories down due to obsolescence or infrequent use. During the year ended December 31, 2019, the Company wrote down stockpiles and concentrates inventory to its NRV, recording a charge of $804 (2018 - $1,110). Stockpiles and concentrates inventory held at NRV as at December 31, 2019 was $468 (2018 - $168).